RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company's directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following amounts:

	December 31,	December 31,	December 31,
	2021	2020	2019
Management compensation	$720,923	$641,845	$540,692
Management bonus*	-	28,423	496,894
Share-based expense**	104,250	335,155	255,902
Directors' fees	163,000	163,000	120,500
	$988,173	$1,168,423	$1,413,988

* The Company has management bonus agreements whereby 10% of the annual income before taxes, amortization and share-based expense are equally distributed to management.

** Share-based expense consists of the key management portion of the fair value of options and RSUs and does not include any cash compensation.

As at December 31, 2021, amounts due to related parties included in accounts payable and accrued liabilities, which are unsecured and have no interest or specific terms, consist of $Nil (2020 - $Nil) for directors' fees and $Nil (2020 - $28,423) for management bonus.